Loss Per Share - Summary of Potential Dilutive Securities Not Included in Diluted Per Share Calculations (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings Per Share [Line Items]
Potential dilutive securities that are not included in the diluted per share calculations	9,105	14,649	6,675
Warrants
Earnings Per Share [Line Items]
Potential dilutive securities that are not included in the diluted per share calculations		125	3,303
Contingently Issuable Shares
Earnings Per Share [Line Items]
Potential dilutive securities that are not included in the diluted per share calculations			994